Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000015968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Defensive Strategy Fund, Class F Shares
C000015969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Defensive Strategy Fund, Class I Shares
C000015961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Defensive Strategy Allocation Fund, Class F Shares
C000015964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Strategy Fund, Class F Shares
C000093799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Strategy Fund, Class D Shares
C000015965
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Strategy Fund, Class I Shares
C000015959
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Strategy Allocation Fund, Class F Shares
C000015956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Strategy Fund, Class F Shares
C000093798
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Strategy Fund, Class D Shares
C000015957
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Strategy Fund, Class I Shares
C000015963
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Strategy Allocation Fund, Class F Shares
C000015946
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aggressive Strategy Fund, Class F Shares
C000093796
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aggressive Strategy Fund, Class D Shares
C000015947
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aggressive Strategy Fund, Class I Shares
C000015958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tax-Managed Aggressive Strategy Fund, Class F Shares
C000015966
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Market Strategy Fund, Class F Shares
C000015967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Market Strategy Fund, Class I Shares
C000015960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Market Strategy Allocation Fund, Class F Shares
C000015954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Market Growth Strategy Fund, Class F Shares
C000093797
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Market Growth Strategy Fund, Class D Shares
C000015955
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Market Growth Strategy Fund, Class I Shares
C000015962
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Market Growth Strategy Allocation Fund, Class F Shares
Without Sales Load [Member] | C000015968
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%	3.28%	2.38%
Without Sales Load [Member] | C000015969
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%	3.03%	2.11%
Without Sales Load [Member] | C000015961
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	3.26%	2.29%
Without Sales Load [Member] | C000015964
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%	4.46%	3.08%
Without Sales Load [Member] | C000093799
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%	3.66%	2.29%
Without Sales Load [Member] | C000015965
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%	4.19%	2.82%
Without Sales Load [Member] | C000015959
Average Annual Return [Line Items]
Average Annual Return, Percent	8.88%	9.40%	5.66%
Without Sales Load [Member] | C000015956
Average Annual Return [Line Items]
Average Annual Return, Percent	6.59%	5.52%	3.80%
Without Sales Load [Member] | C000093798
Average Annual Return [Line Items]
Average Annual Return, Percent	5.79%	4.75%	3.04%
Without Sales Load [Member] | C000015957
Average Annual Return [Line Items]
Average Annual Return, Percent	6.36%	5.25%	3.54%
Without Sales Load [Member] | C000015963
Average Annual Return [Line Items]
Average Annual Return, Percent	8.59%	11.15%	6.60%
Without Sales Load [Member] | C000015946
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%	11.00%	6.04%
Without Sales Load [Member] | C000093796
Average Annual Return [Line Items]
Average Annual Return, Percent	6.50%	10.16%	5.24%
Without Sales Load [Member] | C000015947
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%	10.73%	5.77%
Without Sales Load [Member] | C000015958
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%	14.19%	7.74%
Without Sales Load [Member] | C000015966
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%	6.95%	4.23%
Without Sales Load [Member] | C000015967
Average Annual Return [Line Items]
Average Annual Return, Percent	6.44%	7.39%	4.66%
Without Sales Load [Member] | C000015960
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%	14.17%	7.73%
Without Sales Load [Member] | C000015954
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%	8.75%	5.00%
Without Sales Load [Member] | C000093797
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%	7.93%	4.21%
Without Sales Load [Member] | C000015955
Average Annual Return [Line Items]
Average Annual Return, Percent	6.48%	8.48%	4.73%
Without Sales Load [Member] | C000015962
Average Annual Return [Line Items]
Average Annual Return, Percent	4.22%	14.20%	7.74%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Average Annual Return, Percent	5.65%	3.12%	2.51%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent	4.97%	2.56%	1.87%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Average Annual Return, Percent	5.65%	3.12%	2.51%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent	4.97%	2.56%	1.87%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
80/20 ICE US 3 Mon T-Bill, ICE USHYC
Average Annual Return [Line Items]
Line Graph and Table Measure Name	80/20 ICE US 3 Mon T-Bill, ICE USHYC
Average Annual Return, Percent	5.50%	3.52%	2.52%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent	5.84%	4.04%	3.19%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent	4.97%	2.56%	1.87%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent	5.84%	4.04%	3.19%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent	4.97%	2.56%	1.87%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent	5.84%	4.04%	3.19%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent	4.97%	2.56%	1.87%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill
Average Annual Return, Percent	7.54%	12.05%	8.24%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent	5.92%	5.76%	4.36%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent	5.92%	5.76%	4.36%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent	5.92%	5.76%	4.36%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFE
Average Annual Return, Percent	7.61%	13.66%	9.17%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Average Annual Return, Percent	6.59%	12.30%	7.84%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Average Annual Return, Percent	6.59%	12.30%	7.84%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Average Annual Return, Percent	6.59%	12.30%	7.84%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%
80/15/5 S&P 500, MSCI EAFE, ICE USHYC
Average Annual Return [Line Items]
Line Graph and Table Measure Name	80/15/5 S&P 500, MSCI EAFE, ICE USHYC
Average Annual Return, Percent	7.82%	17.05%	11.09%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent	5.97%	7.41%	5.47%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	18.59%	12.50%
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent	5.97%	7.41%	5.47%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Average Annual Return [Line Items]
Line Graph and Table Measure Name	75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Average Annual Return, Percent	7.80%	16.49%	10.73%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent	6.16%	8.92%	6.16%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent	6.16%	8.92%	6.16%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent	6.16%	8.92%	6.16%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Average Annual Return [Line Items]
Line Graph and Table Measure Name	75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Average Annual Return, Percent	7.80%	16.49%	10.73%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	4.88%	11.77%	5.40%